Borrowings	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Borrowings	Borrowings
Credit Suisse loan
On April 1, 2021, the Company entered into a credit agreement (the “Credit Facility”) with Credit Suisse that provides for maximum borrowings of up to $3.3 million (EUR 2.7 million). Borrowings under the Credit Facility accrue interest at 3.95% per annum and are repayable in installations over 36 months. Borrowings under the Credit Facility can only be used to finance laboratory automation equipment for next generation sequencing (“NGS”) purposes. As of the date of these consolidated financial statements, the Company had no borrowings outstanding under the Credit Facility.

Revolving credit facility

On June 21, 2022 the Company entered into a credit agreement (“the Credit Facility”) with Credit Suisse Group AG for up to CHF 5.0 million. Borrowings under the credit facility will bear interest at a rate to be established between the Company and Credit Suisse at the time of each draw down. Borrowings under the Credit Facility have no restrictions related to its use. As of December 31, 2022, the Company had no borrowings outstanding under the Credit Facility.
During the period since January 1, 2020, the Company has not been subject to any externally imposed capital requirements.